Schedule of Estimates Value of Prepayment Option by Assessing Interest Rate Movements (Details)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 30, 2024	Nov. 08, 2024	Nov. 06, 2024	Sep. 25, 2024	Aug. 08, 2024 USD ($)
Line of Credit Facility [Line Items]
Silver Loan		$ 36,379,996	$ 31,802,708					$ 13,225,005
Silver Loan [Member]
Line of Credit Facility [Line Items]
Silver Loan	$ 35,775,913		$ 31,802,708
Measurement Input, Maturity [Member] | Silver Loan [Member]
Line of Credit Facility [Line Items]
Maturity date	Aug. 08, 2027	Aug. 08, 2027	Aug. 08, 2027
Measurement Input Contractual Interest Rate [Member] | Silver Loan [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input	13.5	15	15
Measurement Input Interest Rate Volatility [Member] | Silver Loan [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input	30.5	30.5	26.5
Measurement Input, Risk Free Interest Rate [Member] | Silver Loan [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input	4.24	4.24	4.23
Measurement Input, Credit Spread [Member] | Silver Loan [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input	11.83	6.76	4.53
Measurement Input Risk Free Adjusted Interest Rate [Member] | Silver Loan [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input	18.80	18.80	16.54
Tranche 1 Warrants [Member] | Measurement Input, Maturity [Member]
Line of Credit Facility [Line Items]
Maturity date								Aug. 08, 2027
Tranche 1 Warrants [Member] | Measurement Input Contractual Interest Rate [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input								15
Tranche 1 Warrants [Member] | Measurement Input Interest Rate Volatility [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input								31.5
Tranche 1 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input								3.86
Tranche 1 Warrants [Member] | Measurement Input, Credit Spread [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input								12.92
Tranche 1 Warrants [Member] | Measurement Input Risk Free Adjusted Interest Rate [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input								16.78
Tranche 2 Warrants [Member] | Measurement Input, Maturity [Member]
Line of Credit Facility [Line Items]
Maturity date							Aug. 08, 2027
Tranche 2 Warrants [Member] | Measurement Input Contractual Interest Rate [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input							15
Tranche 2 Warrants [Member] | Measurement Input Interest Rate Volatility [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input							31.0
Tranche 2 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input							3.49
Tranche 2 Warrants [Member] | Measurement Input, Credit Spread [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input							11.02
Tranche 2 Warrants [Member] | Measurement Input Risk Free Adjusted Interest Rate [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input							14.51
Tranche 3 Warrants [Member] | Measurement Input, Maturity [Member]
Line of Credit Facility [Line Items]
Maturity date						Aug. 08, 2027
Tranche 3 Warrants [Member] | Measurement Input Contractual Interest Rate [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input						15
Tranche 3 Warrants [Member] | Measurement Input Interest Rate Volatility [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input						28.0
Tranche 3 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input						4.21
Tranche 3 Warrants [Member] | Measurement Input, Credit Spread [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input						4.46
Tranche 3 Warrants [Member] | Measurement Input Risk Free Adjusted Interest Rate [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input						15.78
Tranche 4 Warrants [Member] | Measurement Input, Maturity [Member]
Line of Credit Facility [Line Items]
Maturity date					Aug. 08, 2027
Tranche 4 Warrants [Member] | Measurement Input Contractual Interest Rate [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input					15
Tranche 4 Warrants [Member] | Measurement Input Interest Rate Volatility [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input					28.5
Tranche 4 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input					4.21
Tranche 4 Warrants [Member] | Measurement Input, Credit Spread [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input					4.76
Tranche 4 Warrants [Member] | Measurement Input Risk Free Adjusted Interest Rate [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input					16.30
Tranche 5 Warrants [Member] | Measurement Input, Maturity [Member]
Line of Credit Facility [Line Items]
Maturity date				Aug. 08, 2027
Tranche 5 Warrants [Member] | Measurement Input Contractual Interest Rate [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input				15
Tranche 5 Warrants [Member] | Measurement Input Interest Rate Volatility [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input				26.5
Tranche 5 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input				4.23
Tranche 5 Warrants [Member] | Measurement Input, Credit Spread [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input				4.23
Tranche 5 Warrants [Member] | Measurement Input Risk Free Adjusted Interest Rate [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input				16.54
Tranche 1,2,3,4&5 Warrants [Member] | Measurement Input, Maturity [Member]
Line of Credit Facility [Line Items]
Maturity date		Aug. 08, 2027	Aug. 08, 2027
Tranche 1,2,3,4&5 Warrants [Member] | Measurement Input Contractual Interest Rate [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input		15	15
Tranche 1,2,3,4&5 Warrants [Member] | Measurement Input Interest Rate Volatility [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input		30.5	26.5
Tranche 1,2,3,4&5 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input		4.24	4.23
Tranche 1,2,3,4&5 Warrants [Member] | Measurement Input, Credit Spread [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input		6.76	4.53
Tranche 1,2,3,4&5 Warrants [Member] | Measurement Input Risk Free Adjusted Interest Rate [Member]
Line of Credit Facility [Line Items]
Debt instrument, measurement input		18.80	16.54